Investments - Schedule of Investment (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Uncalled capital commitments outstanding	₨ 2,577	₨ 1,576
Short-term mutual funds include units lien with bank	0	233
Term Deposits in Lien with banks-Current	₨ 961	₨ 953